Mineral Property Agreements (Narrative) (Details) $ in Thousands	11 Months Ended
Dec. 31, 2017 USD ($)
LMC Minerals Year 1 [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	$ 3
LMC Minerals Year 2 [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	3
LMC Minerals Year 3 [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	3
LMC Minerals Year 4 [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	3
LMC Minerals Year 5+ [Member]
Disclosure of acquired receivables [line items]
Minimum annual lease payments	30
RGGS Land & Minerals Ltd., L.P. [Member]
Disclosure of acquired receivables [line items]
Annual lease payments	$ 150
Notice period for termination of lease agreement	90 days
Paid Through	Dec. 31, 2018
Initial term of renewable lease	20 years
Recovery of advance royalty payments	$ 2,825
LMC Minerals [Member]
Disclosure of acquired receivables [line items]
Recovery of advance royalty payments	$ 189
Bottom of range [Member]
Disclosure of acquired receivables [line items]
Percentage of future production royalties payable	3.00%
Top of range [Member]
Disclosure of acquired receivables [line items]
Percentage of future production royalties payable	5.00%